UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07089

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/04

FORM N-Q
Item 1.
Schedule of Investments.
	statement of investments
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
Statement of Investments		August 31, 2004 (Unaudited)

Long-Term Municipal Investments--94.6%		Principal
		Amount ($)	Value ($)

Pennsylvania

Albert Gallatin Area School District
5.15%, 9/1/2014 (Insured; MBIA)		1,220,000	1,315,416

Bensalem Township
5%, 12/1/2013 (Insured; FGIC)		1,640,000	1,831,781

Bucks County Water and Sewer Authority, Revenue
(Neshaminy Interceptor)
5.375%, 6/1/2013 (Insured: AMBAC)		1,090,000	1,227,906

Butler Area Sewer Authority, Sewer Revenue
Zero Coupon, 1/1/2010 (Insured; FGIC)		600,000	498,504

Butler County:
5.25%, 7/15/2017 (Insured; FGIC)		1,200,000	1,363,236
5.25%, 7/15/2018 (Insured; FGIC)		1,670,000	1,897,170

Cambria County 5.875%, 8/15/2008 (Insured; FGIC)		140,000	143,308

Clarion Municipal Authority, Revenue
(Clarview Personal Care)
5.75%, 6/15/2013 (Insured; FGIC)		445,000	446,571

Council Rock School District
4.75%, 11/15/2017 (Insured; FGIC)		1,780,000	1,871,100

Delaware County 5.125%, 10/1/2017		1,000,000	1,076,880

Delaware River Port Authority
(Port District Project)
4.75%, 1/1/2012 (Insured; MBIA)		1,000,000	1,055,150

Erie School District
Zero Coupon, 9/1/2009 (Insured; FSA)		1,010,000	866,903

Harrisburg Authority, Office and Parking Revenue
5.75%, 5/1/2008		1,200,000	1,304,280

Harrisburg Parking Authority, Parking Revenue
5.75%, 5/15/2014 (Insured; FSA)		740,000	856,535

Harrisburg Redevelopment Authority
Zero Coupon, 11/1/2016 (Insured; FSA)		2,000,000	1,161,060

Kennett Consolidated School District
5.25%, 2/15/2016 (Insured; FGIC)		1,000,000	1,105,910

McKeesport Area School District
Zero Coupon, 10/1/2009 (Insured; FGIC)		1,070,000	908,034

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2012		1,095,000	1,223,498

Monroeville Municipal Authority, Sanitary
Sewer Revenue
5.25%, 12/1/2015 (Insured; MBIA)		1,035,000	1,150,827

statement of investments
Mount Lebanon School District
5%, 2/15/2018		1,000,000		1,072,240

Neshaminy School District:
5%, 4/15/2016 (Insured; MBIA)		1,250,000		1,368,313
5%, 4/15/2017 (Insured; MBIA)		1,315,000		1,430,615

Norristown:
Zero Coupon, 12/15/2011		1,465,000		1,116,652
Zero Coupon, 12/15/2013		735,000		501,226

North Allegheny School District
5%, 5/1/2015 (Insured FGIC)		1,625,000		1,787,224

Pennsylvania Convention Center Authority, Revenue
6.25%, 9/1/2004		160,000		160,000

Pennsylvania Finance Authority, Revenue (Penn Hills
Project) 5.25%, 12/1/2013 (Insured; FGIC)		2,045,000		2,186,146

Pennsylvania Higher Educational Facilities Authority,
Revenue:
Health Services (University of Pennsylvania):
5.35%, 1/1/2008		3,995,000		4,169,222
7%, 1/1/2008		800,000		819,048
State System for Higher Education
5.25%, 12/15/2014 (Insured; AMBAC)		1,600,000		1,753,200
(UPMC Health System):
6%, 1/15/2013		1,995,000		2,228,335
6%, 1/15/2014		1,580,000		1,743,530

Pennsylvania Housing Finance Agency,
Single Family Mortgage:
5.75%, 4/1/2006		400,000		414,484
6.10%, 4/1/2006		455,000		458,240
5.75%, 10/1/2006		415,000		429,807
6.10%, 10/1/2006		295,000		297,726
5.90%, 10/1/2008		1,075,000		1,129,245
5.45%, 10/1/2014		1,385,000		1,415,276

Pennsylvania Industrial Development Authority, EDR:
7%, 1/1/2006 (Insured; AMBAC)		795,000		850,237
5.50%, 7/1/2014 (Insured; AMBAC)		2,350,000		2,659,730

Pennsylvania Infrastructure Investment Authority,
Revenue (Pennvest Loan Pool Program)
6%, 9/1/2005 (Insured; MBIA)		155,000		161,930

Pennsylvania Intergovernmental Coop Authority,
Special Tax Revenue (Philadelphia Funding
Program) 5.25%, 6/15/2016 (Insured; FGIC)		1,200,000		1,300,152

Pennsylvania Public School Building Authority, School Revenue
(Daniel Boone School District Project)
5%, 4/1/2017 (Insured; MBIA)		1,005,000		1,080,023

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured AMBAC)		455,000		497,320
5.25%, 12/1/2018 (Insured; AMBAC) (Prerefunded 12/1/2018)		545,000	a	606,460

Philadelphia:
5.70%, 11/15/2006 (Insured; FGIC)		370,000		380,519
Airport Revenue (Philadelphia Airport System)
5.75%, 6/15/2008 (Insured; AMBAC)		1,000,000		1,048,650
Gas Works Revenue

	statement of investments
5.50%, 7/1/2015 (Insured; FSA)		1,550,000		1,726,855

Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue:
(Jefferson Health System):
4.30%, 5/15/2006		500,000		517,305
5%, 5/15/2011		2,500,000		2,631,050
(Temple University Hospital) 6.50%, 11/15/2008		2,110,000		2,285,088

Philadelphia Municipal Authority, Lease Revenue
5.25%, 11/15/2015 (Insured; FSA)		2,115,000		2,350,357

Sayre Health Care Facilities Authority, Revenue
(Guthrie Health):
6.25%, 12/1/2013		1,800,000		2,016,828
6.25%, 12/1/2014		1,000,000		1,110,860

Southeast Pennsylvania Transportation Authority,
Special Revenue 5.875%, 3/1/2009
(Insured; FGIC) (Prerefunded 3/1/2005)		45,000	a	46,450

State Public School Building Authority, School Revenue
(York School District Project)
5%, 5/1/2018 (Insured; FSA)		545,000		585,177

Swarthmore Borough Authority, College Revenue
(Swarthmore College) 5.25%, 9/15/2020		750,000		810,945

Trinity Area School District
5.20%, 11/1/2012 (Insured; FSA)		1,235,000		1,362,551

Wayne County Hospital and Health Facilities
Authority (Wayne Memorial Hospital Project)
5.25%, 7/1/2016 (Insured; MBIA)		2,135,000		2,331,826

West Mifflin Sanitary Sewer Municipal Authority,
Sewer Revenue
4.90%, 8/1/2013 (Insured; MBIA)		880,000		952,635

Westmoreland County
Zero Coupon, 12/1/2008 (Insured; FGIC)		1,590,000		1,414,321

Wilson Pennsylvania Area School District:
5.125%, 3/15/2016 (Insured; FGIC)		1,300,000		1,418,898
5%, 5/15/2016 (Insured; FSA)		1,135,000		1,233,768

York County Hospital Authority, Revenue (Lutheran
Social Services Health Center) 6.25%, 4/1/2011 .		1,000,000		1,003,260

Yough School District
Zero Coupon, 10/1/2007 (Insured; FGIC)		1,000,000		924,280

Total Long-Term Investments
(cost $75,293,958)				79,092,073

Short-Term Municipal Investment--4.1%

Philadelphia Hospital and Higher Education
Facilities Authority, HR, VRDN
(Children's Hospital of Philadelphia Project)
1.35% (SBPA, JP Morgan Chase Bank)
(cost $3,400,000)		3,400,000	b	3,400,000

Total Investments
(cost $78,693,958)		98.7%		82,492,073

	statement of investments

Cash and Receivables (Net)	1.3%	1,096,535

Net Assets	100.0%	83,588,608

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand.	Variable rate interest- subject to periodic change.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.
Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)